Related party transactions	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Related party transactions

Note 25 Related party transactions
Related parties
Related parties include associated companies over which we have direct or indirect control or have significant influence and post-employment benefit plans for the benefit of our employees. Related parties also include key management personnel (KMP), the Board of Directors (Directors), close family members of KMP and Directors, and entities which are, directly or indirectly, controlled by or jointly controlled by KMP, Directors or their close family members.
Key management personnel and Directors
KMP are defined as those persons having authority and responsibility for planning, directing and controlling our activities, directly or indirectly. They include the senior members of our organization called the Group Executive (GE). The GE is comprised of the President and Chief Executive Officer, and the Chief Officers and Group Heads, who report directly to him. The Directors do not plan, direct, or control the activities of the entity; they oversee the management of the business and provide stewardship.
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2024 (1)	October 31 2023
Salaries and other short-term employee benefits (2)	$31	$23
Post-employment benefits (3)	3	2
Share-based payments	67	39
	$101	$64

(1)
During the year ended October 31, 2024
,
certain executives, who were members of the Bank’s GE as at October 31, 2023, left the Bank and therefore were no longer part of KMP. Compensation for the year ended October 31, 2024
,
attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was $
13 million.
(2)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(3)	Directors do not receive post-employment benefits.
Stock options, share-based awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2024 (1)		October 31, 2023 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,891,158	$161	2,805,471	$26
Other non-option share-based awards (3)	1,108,143	185	991,909	110
RBC common and preferred shares	208,721	35	181,648	20
	4,208,022	$381	3,979,028	$156

(1)
During the year ended October 31, 2024, certain executives, who were members of the Bank’s GE as at October 31, 2023, left the Bank and therefore were no longer part of KMP. Total shareholdings held upon their departure
was
79,445 units with a value of $12 million.
(2)
During the year ended October 31, 2023, certain directors, who were members of the Board of Directors as at October 31, 2022, retired. Total shareholdings and options held upon their departure was
32,958 units with a value of $4 million.
(3)	Directors do not receive stock options or any other non-option share-based awards.
Transactions, arrangements and agreements involving Key management personnel, Directors and their close family members
In the normal course of business, we provide certain banking services to KMP, Directors and their close family members. These transactions were made on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing and did not involve more than the normal risk of repayment or present other unfavourable features.
As at October 31, 2024, total loans to KMP, Directors and their close family members were $16 million (October 31, 2023 – $18 million). We have no Stage 3 allowance or provision for credit losses relating to these loans as at and for the years ended October 31, 2024 and October 31, 2023. No guarantees, pledges or commitments have been given to KMP, Directors or their close family members.
Joint ventures and associates
In the normal course of business, we provide certain banking and financial services
to our joint ventures and associates, including loans, interest and non-interest bearing deposits. These transactions meet the definition of related party transactions and were made on substantially the same terms as for comparable transactions with third parties.
As at October 31, 2024, loans to joint ventures and associates were $184 million (October 31, 2023 – $217 million) and deposits from joint ventures and associates were $
58

million (October 31, 2023 – $
77
million). We have
no
stage 3 allowance or provision for credit losses relating to loans to joint ventures and associates as at and for the years ended October 31, 2024 and October 31, 2023. $
1
million of guarantees have been given to joint ventures and associates for the year ended October 31, 2024 (October 31, 2023 – $
1
million).
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2024	October 31 2023
Commitments and other contingencies	$1,226	$1,089
Other fees received for services rendered	73	55
Other fees paid for services received	119	108